Schedule of Exploration And Evaluation (Details) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Exploration And Evaluation
Exploration and evaluation expenditure	$ 87,762,108	$ 81,070,075	$ 56,702,626